MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Net loss per common share basic and diluted	$ (0.32)	$ (0.12)	$ (3.73)	$ (12.13)
Weighted average shares outstanding: Basic and diluted	27,847,651	29,152,369	11,328,252	2,726,775
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue		$ 822	$ 4,989	$ 3,173
Net loss		(5,479)	(35,835)	(75,808)
Net loss attributable to common stockholders		$ (5,479)	$ (45,288)	$ (76,528)
Net loss per common share basic and diluted		$ (0.18)	$ (4.00)	$ (13.32)
Weighted average shares outstanding: Basic and diluted		30,606,552	11,328,252	5,745,785